CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 17, 2022	Jun. 15, 2022	Apr. 30, 2023
Debt Disclosure [Abstract]
Debt conversion	109,737	5,485
Debt conversion shares issued	13,200,000
Interest payable	$ 846,301
Unamortizated discount			$ 122,222